CASH FLOWS STATEMENT - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operations
Net Income (Loss)	$ 69,479	$ 123,179	$ 120,943	$ 316,643
Adjustments to reconcile net income (loss)
Advances & Accounts Receivable	(834,093)	(531,154)	(625,442)	(1,139,068)
Other Assets		635,966	(1,125,000)	713,837
Payable	29,776	250,820	(308,773)	210,446
Total Adjustments to reconcile net income (loss)	(804,317)	355,632	(2,059,215)	(214,785)
Net cash from the current year operations	(734,838)	478,811	(1,938,272)	101,858
Investing
Common Stock	386,150	(348,753)	386,150	(273,753)
Preferred A Stock		0		0
Net cash provided by investing activities	386,150	(348,753)	386,150	(273,753)
Financing
Third Party Loan	640	36,620	1,280	40,840
Notes Payable	(132,006)	(72,733)	1,070,788	225,000
Net cash provided by financing activities	(131,366)	(36,113)	1,072,068	265,840
Net change in cash and cash equivalents	(480,054)	93,945	(480,054)	93,945
Cash and cash equivalents, beginning of period	584,426	240,501	584,426	240,501
Cash and cash equivalents, beginning of period	$ 104,372	$ 334,446	$ 104,372	$ 334,446